Long-Term Debt - Schedule of Maturities of Long-Term Debt (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Maturities of Long-term Debt [Abstract]
2026	$ 0
2027	300,000
2028	500,000
2029	100,000
2030	650,000
Thereafter	7,156,860
Total	8,706,860
Puget Sound Energy
Maturities of Long-term Debt [Abstract]
2026	0
2027	300,000
2028	0
2029	100,000
2030	0
Thereafter	6,106,860
Total	6,506,860
Puget Energy
Maturities of Long-term Debt [Abstract]
2026	0
2027	0
2028	500,000
2029	0
2030	650,000
Thereafter	1,050,000
Total	$ 2,200,000